Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 400,971		₨ 332,605		₨ 313,057
Total restricted cash	400,971	$ 5,455	332,605		313,057
Cash [abstract]
Cash and bank balances	5,101,083	69,398	2,318,480		1,934,918
Total cash (a+b)	5,502,054		2,651,085		2,247,975
Bank overdraft used for cash management purposes	(123,666)	(1,682)	(1,235,794)		(1,553,203)
Cash and cash equivalents for the statement of cash flows	₨ 5,378,388	$ 73,170	₨ 1,415,291	$ 19,254	₨ 694,772	₨ 166,584